MERCER FUNDS

SUPPLEMENT TO

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH

DATED JULY 31, 2020, AS SUPPLEMENTED AUGUST 3, 2020

The date of this Supplement is August 20, 2020

The following change with respect to the Mercer Emerging Markets Equity Fund are made in the Prospectus and Statement of Additional Information (the “SAI”) of the Mercer Funds.

1.	Copper Rock Capital Partners LLC has been terminated as a subadvisor to the Mercer Emerging Markets Equity Fund. Accordingly, the Prospectus and SAI are amended as described below:

All references and information relating to Copper Rock Capital Partners LLC in the Prospectus and SAI are hereby deleted.

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